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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2008
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                April 3, 2008
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Units Held Today Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".


                                                                  Market                 Investment   Voting Authority
                                                                  Value         Units      Powers       Full     Partial    None

AT&T INC.                      Common Stock     00206R102    $ 1,257,580.51   32,835.00     FULL     30,975.00      0.00  1,860.00
AT&T INC.                      Common Stock     00206R102    $   291,271.50    7,605.00    PARTIAL    6,499.00  1,106.00      0.00
ABBOTT LABS                    Common Stock     002824100    $ 1,418,568.30   25,722.00     FULL     25,022.00      0.00    700.00
ABBOTT LABS                    Common Stock     002824100    $   305,420.70    5,538.00    PARTIAL    5,213.00      0.00    325.00
AIR PRODS & CHEMS INC          Common Stock     009158106    $   391,000.00    4,250.00     FULL      4,250.00      0.00      0.00
AMERICAN INTL GROUP INC        Common Stock     026874107    $   556,850.03   12,950.00     FULL     11,968.00      0.00    982.00
APPLE COMPUTER INC             Common Stock     037833100    $   425,621.00    2,966.00     FULL      2,766.00      0.00    200.00
AUTOMATIC DATA PROCESSING INC  Common Stock     053015103    $   384,943.59    9,081.00     FULL      8,281.00      0.00    800.00
B P  P L C SPONS A D R         American
                               Depository
                               Receipts         055622104    $   820,837.11   13,534.00     FULL     13,334.00      0.00    200.00
BANK OF AMERICA CORP           Common Stock     060505104    $   463,601.39   12,229.00     FULL     11,729.00      0.00    500.00
CHEVRON CORPORATION            Common Stock     166764100    $   725,560.00    8,500.00     FULL      7,426.00      0.00  1,074.00
CISCO SYS INC                  Common Stock     17275R102    $   760,641.75   31,575.00     FULL     30,675.00      0.00    900.00
CISCO SYS INC                  Common Stock     17275R102    $   222,856.59    9,251.00    PARTIAL    8,941.00    310.00      0.00
CITIGROUP INC                  Common Stock     172967101    $   287,434.98   13,419.00     FULL     13,219.00      0.00    200.00
DANAHER CORP                   Common Stock     235851102    $   695,142.29    9,143.00     FULL      8,393.00      0.00    750.00
DELL INC                       Common Stock     24702R101    $   300,393.60   15,080.00     FULL     13,828.00      0.00  1,252.00
DOMINION RESOURCES INC         Common Stock     25746U109    $   695,423.52   17,028.00     FULL     15,368.00      0.00  1,660.00
ECOLAB INC                     Common Stock     278865100    $   445,157.50   10,250.00     FULL     10,250.00      0.00      0.00

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
EMERSON ELEC CO                Common Stock     291011104    $   687,402.68   13,358.00     FULL     13,108.00      0.00    250.00
EMERSON ELEC CO                Common Stock     291011104    $   241,862.00    4,700.00    PARTIAL    4,700.00      0.00      0.00
EXXON MOBIL CORP               Common Stock     30231G102    $ 3,630,258.20   42,921.00     FULL     41,394.00      0.00  1,527.00
EXXON MOBIL CORP               Common Stock     30231G102    $ 1,145,647.95   13,545.14    PARTIAL   10,489.14  2,656.00    400.00
F P L GROUP INC                Common Stock     302571104    $   583,356.52    9,298.00     FULL      8,594.00      0.00    704.00
GENERAL ELEC CO                Common Stock     369604103    $ 2,892,849.65   78,164.00     FULL     74,722.00      0.00  3,442.00
GENERAL ELEC CO                Common Stock     369604103    $   993,237.37   26,837.00    PARTIAL   24,972.00    820.00  1,045.00
HEWLETT PACKARD CO             Common Stock     428236103    $   290,397.60    6,360.00     FULL      5,385.00      0.00    975.00
INTEL CORP                     Common Stock     458140100    $   248,293.14   11,723.00     FULL     10,123.00      0.00  1,600.00
INTERNATIONAL BUSINESS
   MACHINES CORP               Common Stock     459200101    $   361,018.50    3,153.00     FULL      3,153.00      0.00      0.00
JACOBS ENGR GROUP INC          Common Stock     469814107    $   437,860.50    5,950.00     FULL      5,800.00      0.00    150.00
JOHNSON & JOHNSON              Common Stock     478160104    $   743,020.98   11,454.00     FULL      9,643.00      0.00  1,811.00
KELLOGG CO                     Common Stock     487836108    $   564,652.08   10,743.00     FULL      9,943.00      0.00    800.00
MERCK & CO INC                 Common Stock     589331107    $   269,369.10    7,098.00    PARTIAL    7,098.00      0.00      0.00
MICROSOFT CORP                 Common Stock     594918104    $ 1,030,108.86   36,297.00     FULL     34,293.00      0.00  2,004.00
MORGAN STANLEY                 Common Stock     617446448    $   412,168.30    9,019.00     FULL      7,869.00      0.00  1,150.00
NIKE INC                       Common Stock     654106103    $ 1,221,960.00   17,970.00     FULL     17,020.00      0.00    950.00
NIKE INC                       Common Stock     654106103    $   236,300.00    3,475.00    PARTIAL    3,475.00      0.00      0.00
PATTERSON COS INC              Common Stock     703395103    $   287,677.50    7,925.00     FULL      7,525.00      0.00    400.00
PAYCHEX INC COM                Common Stock     704326107    $   264,624.24    7,724.00    PARTIAL    7,724.00      0.00      0.00
PEPSICO INC                    Common Stock     713448108    $ 1,607,677.40   22,267.00     FULL     21,142.00      0.00  1,125.00
PEPSICO INC                    Common Stock     713448108    $   274,360.00    3,800.00    PARTIAL    3,800.00      0.00      0.00
PFIZER INC                     Common Stock     717081103    $   343,879.90   16,430.00     FULL     14,741.00      0.00  1,689.00

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
PROCTER & GAMBLE CO            Common Stock     742718109    $ 1,276,500.23   18,217.50     FULL     17,867.50      0.00    350.00
ROCKPORT NATL BANCORP INC      Common Stock     773871108    $   846,800.00   14,600.00     FULL     14,600.00      0.00      0.00
SCHERING PLOUGH CORP           Common Stock     806605101    $   152,201.72   10,482.21    PARTIAL   10,482.21      0.00      0.00
STATE STR CORP                 Common Stock     857477103    $   679,400.00    8,600.00     FULL      7,820.00      0.00    780.00
STATE STR CORP                 Common Stock     857477103    $   334,486.00    4,234.00    PARTIAL    4,234.00      0.00      0.00
SUN LIFE FINANCIAL ADR         Foreign Stock    866796105    $   323,310.80    6,938.00     FULL      6,938.00      0.00      0.00
TEVA PHARMACEUTICAL INDS LTD   American
   ADR                         Depository
                               Receipts         881624209    $   651,001.86   14,094.00     FULL     13,144.00      0.00    950.00
TEXAS INSTRUMENTS INC          Common Stock     882508104    $   328,497.40   11,620.00     FULL     11,620.00      0.00      0.00
3M CO                          Common Stock     88579Y101    $   329,343.15    4,161.00     FULL      3,811.00      0.00    350.00
3M CO                          Common Stock     88579Y101    $   274,413.05    3,467.00    PARTIAL    3,067.00    200.00    200.00
UNILEVER N V  A D R            American
                               Depository
                               Receipts         904784709    $   275,843.94    8,178.00     FULL      6,785.00      0.00  1,393.00
UNITED TECHNOLOGIES CORP       Common Stock     913017109    $   439,071.60    6,380.00     FULL      6,380.00      0.00      0.00
VARIAN SEMICONDUCTOR
   EQUIPMENT                   Common Stock     922207105    $   370,341.40   13,156.00     FULL     13,156.00      0.00      0.00
VERIZON COMMUNICATIONS INC     Common Stock     92343V104    $   874,544.89   23,993.00     FULL     23,399.00      0.00    594.00
VERIZON COMMUNICATIONS INC     Common Stock     92343V104    $   265,504.23    7,284.07    PARTIAL    6,134.07    906.00    244.00
WACHOVIA CORP 2ND NEW          Preferred Stock  929903201            $48.36   24,186.00     FULL     24,186.00      0.00      0.00
WAL MART STORES INC            Common Stock     931142103    $   260,818.68    4,951.00     FULL      4,751.00      0.00    200.00
WELLS FARGO & CO               Common Stock     949746101    $   426,606.00   14,660.00     FULL     13,100.00      0.00  1,560.00
WELLS FARGO & CO               Common Stock     949746101    $   204,893.10    7,041.00    PARTIAL    6,841.00    200.00      0.00
WYETH                          Common Stock     983024100    $   690,752.16   16,541.00     FULL     16,241.00      0.00    300.00
ACCENTURE LTD                  Common Stock     G1150G111    $   260,258.00    7,400.00     FULL      7,000.00      0.00    400.00
TRAVEL CENTERS OF AMERICA      Common Stock     JKE174103    $        12.90   30,000.00     FULL     30,000.00      0.00      0.00

                                                Grand Total  $38,480,936.30  871,350.92